Redeemable convertible preferred shares - Preferred Shares Activities (Details) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2021	Dec. 31, 2019
Class Of Stock [Line Items]
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization			$ 1,022,461
Issuance of convertible redeemable preferred shares, net of issuance costs			69,565,189
Round A Preferred Shares
Class Of Stock [Line Items]
Percentage Of Extinguishment Of Shares During Reorganization		8.36%
Class A-1 Preferred Shares
Class Of Stock [Line Items]
Balances			$ 19,495,152
Balances, shares			9,519,000
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization		$ 0
Conversion of preferred shares to Class A ordinary shares			$ (19,495,152)
Conversion of preferred shares to Class A ordinary shares, shares	9,519,000		(9,519,000)
Class A-2 Preferred Shares
Class Of Stock [Line Items]
Balances			$ 26,083,210
Balances, shares			10,817,100
Accretion on convertible redeemable preferred shares to redemption value - Before Reorganization		$ 0
Reorganization - Subscription receivables			$ 89,222
Conversion of preferred shares to Class A ordinary shares			$ (26,172,432)
Conversion of preferred shares to Class A ordinary shares, shares	10,817,100		(10,817,100)
Series A Preferred Shares
Class Of Stock [Line Items]
Balances			$ 22,875,144
Balances, shares			7,938,915
Accretion on convertible redeemable preferred shares to redemption value - After Reorganization			$ (1,022,461)
Conversion of preferred shares to Class A ordinary shares			$ (23,897,605)
Conversion of preferred shares to Class A ordinary shares, shares	7,938,915		(7,938,915)